Trade and other payables (Details) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Trade and other payables [abstract]
Trade	$ 22,650	$ 19,672
Sales, rental and services payments received in advance	1,972	6,407
Construction obligations	407	1,331
Accrued invoices	1,221	1,705
Deferred incomes	142
Admission rights	1,017
Deposits in guarantee	101
Total trade payables	27,510	29,115
Dividends payable to non-controlling shareholders	355	569
Taxes payable	745	1,355
Construction obligations		1,451
Management fees (Note 32)	190
Others	10,009	2,639
Total other payables	11,299	6,014
Total trade and other payables	38,809	35,129
Non-current	2,986	2,830
Current	35,823	32,299
Total	$ 38,809	$ 35,129